SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating cash flow from operating lease	$ 323,509	$ 302,788
Right-of-use assets obtained in exchange for operating lease liabilities	$ 579,998	$ 720,867
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	3 months	1 year 3 months
Maximum [Member]
Remaining lease term for operating lease (years)	3 years 9 months	4 years 6 months 29 days